Prepaid Expenses and Other Current Assets, Net (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expenses and Other Current Assets Net (Textual)
Prepayment for share repurchase	$ 10,048